Separation of Kyndryl - Net Impact to stockholders equity (Details) - Managed infrastructure services unit - Disposed by separation $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Divestitures
Change in stockholders equity	$ (7,203)
Retained Earnings
Divestitures
Change in stockholders equity	(8,404)
Accumulated Other Comprehensive Income/(Loss)
Divestitures
Change in stockholders equity	(1,264)
Non-Controlling Interests
Divestitures
Change in stockholders equity	$ (62)